Loans and Borrowings - Summary of Terms and Conditions of Outstanding Loans and Borrowings (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2023 USD ($)
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Loans and Borrowings	$ 772
Bank loan 1 | SGD
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	SGD
Bank loans	$ 62
Bank loan 1 | SGD | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.50%
Year of maturity	2023
Bank loan 1 | SGD | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	2.10%
Year of maturity	2027
Bank loan 2 | SGD
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	SGD
Nominal interest rate basis	COF	[1]
Bank loans	$ 2
Bank loan 2 | SGD | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.00%
Year of maturity	2023
Bank loan 2 | SGD | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.10%
Year of maturity	2024
Bank loan 3 | MYR
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	MYR
Nominal interest rate basis	COF	[1]
Bank loans	$ 12
Bank loan 3 | MYR | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	(2.00%)
Year of maturity	2023
Bank loan 3 | MYR | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.70%
Year of maturity	2027
Bank loan 4 | IDR
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	IDR
Bank loans	$ 11
Bank loan 4 | IDR | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	9.50%
Year of maturity	2023
Bank loan 4 | IDR | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	10.30%
Year of maturity	2025
Bank loan 5 | IDR
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	IDR
Nominal interest rate basis	COF	[1]
Bank loans	$ 4
Bank loan 5 | IDR | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.80%
Year of maturity	2023
Bank loan 5 | IDR | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	2.00%
Year of maturity	2025
Bank loan 6 | THB
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	THB
Nominal interest rate	7.00%
Nominal interest rate basis	COF	[1]
Year of maturity	2023
Bank loans	$ 25
Term loans | USD
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	USD
Nominal interest rate	4.50%
Nominal interest rate basis	LIBOR
Year of maturity	2026
Term loan	$ 483
Lease liabilities | Multiple
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	Multiple
Lease liabilities	$ 173
Lease liabilities | Multiple | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	3.50%
Year of maturity	2023
Lease liabilities | Multiple | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	11.60%
Year of maturity	2037

[1]	cost of funds – which are variable rates specific to country and/or financial institutions